Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Schedule of components of other liabilities

Components of other liabilities were as follows:

(dollars in millions)
December 31,	2015	2014

Other accrued expenses and accounts payable	$83	$31
Salary and benefit liabilities	75	36
Accrued interest on debt	67	57
Retirement plans	55	50
Loan principal warranty reserve	15	24
Other insurance liabilities	8	4
Bank overdrafts	14	5
Other	67	31
Total	$384	$238